Share Capital and Warrants - 2023 Bought Deal Financing (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 02, 2023 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Mar. 17, 2023 $ / shares shares	Mar. 16, 2023 $ / shares	Dec. 31, 2022 $ / shares
Share capital and warrants
Number of warrants to purchase common stock				1
Warrants exercise price | (per share)		$ 7.17	$ 12.93	$ 10.7	$ 18	$ 17.86
Share issue expense | $		$ 2,303	$ 3,396
Number of shares issued to Williams Lake First Nation		60,000	60,000
2023 Bought Deal Financing
Share capital and warrants
Number of units issued	7,841,850
Share issuance price | $ / shares	$ 6.6
Proceeds from issuance of units | $	$ 51,800
Number of common stock included in each unit	1
Number of warrants included in each unit	1
Number of warrants to purchase common stock	1
Warrants exercise price | $ / shares	$ 8.55	$ 10.7
Warrants exercisable term	3 years
Fair value of the warrants issued | $	$ 6,200
Share issue expense | $	$ 3,400